SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTAL INFORMATION [Abstract]
SEGMENTAL INFORMATION
7. SEGMENTAL INFORMATION

The Partnership has not presented segmental information as it considers it operates in one reportable segment, the LNG market. During 2012, 2011 and 2010, the Partnership's fleet operated under time charters and in particular with five charterers, Petrobras, Dubai Supply Authority ("DUSUP"), Pertamina, PT Nusantara Regas ("PTNR") and BG Group plc. Petrobras is a Brazilian energy company. DUSUP is a government entity which is the sole supplier of natural gas to the Emirate. Pertamina is the state-owned oil and gas company of Indonesia. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. BG Group plc is headquartered in the United Kingdom. In time charters, the charterer, not the Partnership, controls the choice of which routes the Partnership's vessel will serve. These routes can be worldwide as determined by the charterers except for the Partnership's FSRUs which operate at specific locations where the charterers are based. Accordingly, the Partnership's management, including the chief operating decision maker, does not evaluate the Partnership's performance either according to customer or geographical region.

In the years ended December 2012, 2011 and 2010, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

(in thousands of $)	2012		2011		2010
Petrobras	92,952	32%	93,741	41%	90,651	44%
DUSUP	48,328	17%	47,054	21%	29,894	15%
Pertamina	37,300	13%	37,829	17%	36,944	18%
BG Group plc	66,148	23%	25,101	11%	40,249	20%
PTNR	41,902	15%	—	—%	—	—%
Gas Natural Aprovisionamientos SDG S.A.	—	—%	21,474	10%	—	—%

Geographic segment data
The following geographical data presents the Partnership's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations.

Revenues	2012	2011	2010

Brazil	92,952	93,741	90,651
United Arab Emirates	48,328	47,054	29,894
Indonesia	41,902	—	—

The following describes the Partnership's long-lived assets by country. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Fixed assets	2012	2011

Brazil	379,061	393,214
United Arab Emirates	153,097	163,495
Indonesia	247,942	—